Dear Policyowner:


The U.S. stock market had another strong year in 1996. The major international stock markets were mixed, but generally ended the year on a positive note. The U.S. bond market was relatively flat, especially when compared to the previous year's strong bond market. International bond markets were generally weaker as well. Results in the subaccounts of the MEMBERS(R) Variable Universal Life are shown below:
                                                 Percent increase
                                                in Unit Value from
 Subaccount                                  12/31/95 through 12/31/96
-------------------------------------------------------------------------
 Capital Appreciation Stock                          20.4%
 Growth and Income Stock                             21.0%
 Balanced                                             9.8%
 Bond                                                 1.9%
 Money Market                                         4.0%
 Treasury 2000                                        1.3%
 International Stock                                 13.7%
 World Governments                                    3.1%
 Emerging Growth                                      1.1%*
-------------------------------------------------------------------------
*The Emerging Growth subaccount was made available on May 1, 1996.

This booklet is divided into several sections. Each section contains the annual report for a component of MEMBERS(R) Variable Universal Life. The first section contains the following reports for the CUNA Mutual Life Variable Account:
 Statement of Assets and Liabilities........................... page  2
 Statement of Operations....................................... page  4
 Statement of Changes in Net Assets............................ page  7
 Notes to the Financial Statements..............................page 10
 Independent Auditors' Report...................................page 14

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds and include discussions of the fund results and the managers' outlook. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and the Treasury 2000 Fund. The third section is the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section has the financial information and results for the MFS(R) World Government Series and the MFS(R) Emerging Growth Series of the MFS(R) Variable Insurance TrustSM.

MEMBERS(R) Variable Universal Life provides you with valuable life insurance protection. It also provides the investment alternatives you need for your long term asset accumulation needs. We appreciate your trust in CUNA Mutual Life Insurance Company and in MEMBERS(R) Variable Universal Life.

Sincerely,


/s/  Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1996


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   1,065,317 shares at net asset
   value of $14.60 per share
   (cost $12,699,357)                 $15,551,834     $            --       $         --      $           --    $             --

Growth and Income Stock Fund,
   2,239,789 shares at net asset
   value of $21.32 per share
   (cost $36,545,346)                          --          47,759,263                 --                  --                  --

Balanced Fund, 3,424,810 shares
   at net asset value of $15.29
   per share (cost $46,244,830)                --                  --         52,357,197                  --                  --

Bond Fund, 234,128 shares
   at net asset value of $10.33
   per share (cost $2,398,936)                 --                  --                 --           2,417,823                  --

Money Market Fund,  1,727,789
   shares at net asset value of
   $1.00 per share
   (cost $1,727,789)                           --                  --                 --                  --           1,727,789
                                       ----------         -----------        -----------          ----------          ----------
     Total assets                      15,551,834          47,759,263         52,357,197           2,417,823           1,727,789
                                       ----------         -----------        -----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                          1,917               5,931              6,481                 300                 213
                                       ----------         -----------        -----------          ----------          ----------
     Total liabilities                      1,917               5,931              6,481                 300                 213
                                       ----------         -----------        -----------          ----------          ----------
     Net assets                       $15,549,917         $47,753,332        $52,350,716          $2,417,523          $1,727,576
                                       ==========         ===========        ===========          ==========          ==========
     Units outstanding (note 5)           953,534           1,036,605          1,567,551              97,412              97,454
                                       ==========         ===========        ===========          ==========          ==========
     Net asset value per unit              $16.31              $46.07             $33.40              $24.82              $17.73
                                       ==========         ===========        ===========          ==========          ==========


                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1996


                                        Treasury         International         World               Emerging
                                          2000               Stock          Governments             Growth
Assets:                                Subaccount          Subaccount        Subaccount          Subaccount*
Investments in Ultra Series Fund:
(note 2)

Treasury 2000 Fund, 183,351
shares at net asset value of $8.64
per share (cost $1,387,537)            $1,584,741$               --            $     --            $     --

Investments in T. Rowe Price
International Fund, Inc.:
International Stock Portfolio,
206,296 shares at net asset value of
$12.64 per share (cost $2,411,583)               --         2,607,576                --                  --

Investments in MFSAE Variable
Insurance TrustSM:
World Governments Series,
27,255 shares at net asset value of
$10.58 per share (cost $283,514)                 --              --               288,361                --

Investments in MFSAE Variable
Insurance TrustSM:
Emerging Growth Series,
89,934 shares at net asset value of
$13.24 per share (cost $1,187,932)               --              --                  --             1,190,723
                                       --------------      ----------          ----------          ----------
Total assets                                1,584,741       2,607,576             288,361           1,190,723
                                       --------------      ----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
expense charges                                 1,330             313                  36                 144
                                       --------------      ----------          ----------          ----------
Total liabilities                               1,330             313                  36                 144
                                       --------------      ----------          ----------          ----------
Net assets                             $    1,583,411      $2,607,263          $  288,325          $1,190,579
                                       ==============      ==========          ==========          ==========
Units outstanding (note 5)                    196,670         216,089              24,554             117,771
                                       ==============      ==========          ==========          ==========
Net asset value per unit               $         8.05      $    12.07          $    11.74          $    10.11
                                       ==============      ==========          ==========          ==========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1996 (date of initial activity).

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
                  Years Ended December 31, 1996, 1995, and 1994


                                         CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT

Investment income (loss):              1996              1995             1994              1996             1995              1994
                                       ----              ----             ----              ----             ----              ----

  Dividend income                   $595,603          $349,394          $316,311       $1,830,435        $2,783,538         $920,420
  Adverse mortality and
  expense charges
   (note 3)                         (111,426)          (67,332)          (37,923)        (363,607)         (253,958)       (178,836)
                                  ----------         ---------          --------       ----------        ----------       ----------
Net investment income (loss)         484,177           282,062           278,388        1,466,828         2,529,580          741,584
                                  ----------         ---------          --------       ----------        ----------       ----------
Realized and unrealized gain
  (loss)on investments:
  Realized gain (loss) on
  security transactions:
   Proceeds from sale of
   securities                        855,100         2,737,741           128,916        2,017,365         1,138,163        1,347,896
  Cost of securities sold           (708,846)       (2,416,409)         (126,278)      (1,615,917)         (985,297)     (1,257,775)
                                  ----------         ---------          --------       ----------        ----------       ----------
Net realized gain (loss) on
  security transactions              146,254           321,332             2,638          401,448           152,866           90,121
  Net change in unrealized
  appreciation or depreciation
  on investments                   1,662,956         1,332,754          (143,233)       6,026,093         4,764,093        (762,308)
                                  ----------         ---------          --------       ----------        ----------       ----------
Net gain (loss) on investments     1,809,210         1,654,086          (140,595)       6,427,541         4,916,959        (672,187)
                                  ----------         ---------          --------       ----------        ----------       ----------
Net increase (decrease) in net
  assets resulting from
  operations                      $2,293,387        $1,936,148          $137,793       $7,894,369        $7,446,539          $69,397
                                  ==========         =========          ========       ==========        ==========       ==========


                                                  BALANCED SUBACCOUNT                                   BOND SUBACCOUNT

Investment income (loss):              1996              1995             1994              1996             1995              1994
                                       ----              ----             ----              ----             ----              ----

  Dividend income                 $2,949,493        $3,308,296        $1,934,706         $137,535          $218,461         $198,871
  Adverse mortality and
  expense charges(note 3)           (445,353)         (375,225)         (311,308)         (23,607)          (33,879)        (30,732)
                                  ----------        ----------         ---------         --------         ---------         --------
Net investment income (loss)       2,504,140         2,933,071         1,623,398          113,928           184,582          168,139
                                  ----------        ----------         ---------         --------         ---------         --------
Realized and unrealized gain
  (loss)on investments:
  Realized gain (loss) on
  security transactions:
   Proceeds from sale of
   securities                      3,759,491         2,989,211         2,663,000        1,799,790           885,596          498,842
   Cost of securities sold        (3,351,391)       (2,732,488)       (2,563,542)      (1,748,647)         (865,874)       (495,991)
                                  ----------        ----------         ---------         --------         ---------         --------
Net realized gain (loss) on
  security transactions              408,100           256,723            99,458           51,143            19,722            2,851
  Net change in unrealized
  appreciation or depreciation
  on investments                   1,724,491         4,759,298        (2,193,746)        (127,295)          326,701        (308,510)
                                  ----------        ----------         ---------         --------         ---------         --------
Net gain (loss) on investments     2,132,591         5,016,021        (2,094,288)         (76,152)          346,423        (305,659)
                                  ----------        ----------         ---------         --------         ---------         --------
Net increase (decrease) in net
  assets resulting from
  operations                      $4,636,731        $7,949,092         $(470,890)         $37,776          $531,005       $(137,520)
                                  ==========        ==========         =========         ========         =========         ========

See accompanying notes to financial statements.


                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
                  Years Ended December 31, 1996, 1995, and 1994


                                                MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT

Investment income (loss):              1996              1995             1994              1996             1995              1994
                                       ----              ----             ----              ----             ----              ----

Dividend income                      $86,370          $116,648           $75,538         $107,339          $105,588          $96,836
 Adverse mortality and expense
 charges (note 3)                    (16,510)          (20,105)          (19,253)         (13,847)          (12,710)        (11,586)
                                    --------          --------          --------         --------         ---------         --------
Net investment income (loss)          69,860            96,543            56,285           93,492            92,878           85,250
                                    --------          --------          --------         --------         ---------         --------
Realized and unrealized gain
(loss) on investments:
Realized gain (loss) on security
transactions:
Proceeds from sale of securities   4,407,707         2,670,224         1,549,906               --                --               --
Cost of securities sold           (4,407,707)       (2,670,224)       (1,549,906)              --                --               --
                                    --------          --------          --------         --------         ---------         --------
Net realized gain (loss) on
security transactions                     --                --                --               --                --               --
Net change in unrealized
appreciation or depreciation
on investments                            --                --                --          (74,946)          161,453        (193,888)
                                    --------          --------          --------         --------         ---------         --------
Net gain (loss) on investments            --                --                --          (74,946)          161,453        (193,888)
                                    --------          --------          --------         --------         ---------         --------
Net increase (decrease) in net
assets resulting from operations     $69,860           $96,543           $56,285          $18,546          $254,331       ($108,638)
                                    ========          ========          ========         ========         =========         ========

                                            INTERNATIONAL STOCK SUBACCOUNT                       WORLD GOVERNMENTS SUBACCOUNT

Investment income (loss):              1996              1995                               1996             1995
                                       ----              ----                               ----             ----
  Dividend income                    $39,586        $       --                         $       --           $19,972
  Adverse mortality and expense
charges (note 3)                     (14,665)           (1,492)                            (2,326)           (1,176)
                                    --------           -------                            -------           -------
Net investment income (loss)          24,921            (1,492)                            (2,326)           18,796
                                    --------           -------                            -------           -------
Realized and unrealized gain
(loss)on investments:
Realized gain (loss) on security
transactions:
Proceeds from sale of securities     121,135            17,033                             52,028            19,161
Cost of securities sold             (113,341)          (17,004)                           (53,136)          (18,440)
                                    --------           -------                            -------           -------
Net realized gain (loss) on
 security transactions                 7,794                29                             (1,108)              721
Net change in unrealized
appreciation or depreciation
on investments                       173,915            22,078                             12,525            (7,679)
                                    --------           -------                            -------           -------
Net gain (loss) on investments       181,709            22,107                             11,417            (6,958)
                                    --------           -------                            -------           -------
Net increase (decrease) in net
assets resulting from operations    $206,630           $20,615                             $9,091           $11,838
                                    ========           =======                            =======           =======

See accompanying notes to financial statements.

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                             Statement of Operations
                  Years Ended December 31, 1996, 1995, and 1994


                                              EMERGING GROWTH SUBACCOUNT*

Investment income (loss):                                1996

Dividend income                                         $9,859
 Adverse mortality and expense charges
(note 3)                                                (4,378)
                                                       -------
Net investment income (loss)                             5,481
                                                       -------
Realized and unrealized gain (loss)
on investments:
Realized gain (loss) on security
transactions:
Proceeds from sale of securities                       213,154
Cost of securities sold                               (201,866)
                                                       -------
Net realized gain (loss) on security
transactions                                            11,288
Net change in unrealized appreciation
or depreciation on investments                           2,792
                                                       -------
Net gain (loss) on investments                          14,080
                                                       -------
Net increase (decrease) in net assets
resulting from operations                              $19,561
                                                       =======

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1996 (date of initial activity).

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
                  Years Ended December 31, 1996, 1995, and 1994


                                         CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                            1996              1995             1994              1996             1995              1994
                                       ----              ----             ----              ----             ----              ----
  Net investment income (loss)      $484,177          $282,062          $278,388       $1,466,828        $2,529,580         $741,584
  Net realized gain (loss) on
   security transactions             146,254           321,332             2,638          401,448           152,866           90,121
  Net change in unrealized
   appreciation or depreciation
   on investments                  1,662,956         1,332,754          (143,233)       6,026,093         4,764,093        (762,308)
                                  ----------        ----------         ---------      -----------       -----------      -----------
   Change in net assets from
    operations                     2,293,387         1,936,148           137,793        7,894,369         7,446,539           69,397
                                  ----------        ----------         ---------      -----------       -----------      -----------
Capital unit transactions(note 5):
Proceeds from sale of units        7,622,148         5,340,463         7,013,416       13,835,588        10,831,868       11,317,875
  Cost of units repurchased       (3,351,383)       (4,440,885)       (1,001,170)      (8,554,478)       (6,090,704)     (6,776,401)
                                  ----------        ----------         ---------      -----------       -----------      -----------
   Change in net assets from
   capital unit transactions       4,270,765           899,578         6,012,246        5,281,110         4,741,164        4,541,474
                                  ----------        ----------         ---------      -----------       -----------      -----------
Increase (decrease) in net assets  6,564,152         2,835,726         6,150,039       13,175,479        12,187,703        4,610,871
Net assets:
  Beginning of period              8,985,765         6,150,039                --       34,577,853        22,390,150       17,779,279
                                  ----------        ----------         ---------      -----------       -----------      -----------
  End of period                  $15,549,917        $8,985,765        $6,150,039      $47,753,332       $34,577,853      $22,390,150
                                  ==========        ==========         =========      ===========       ===========      ===========

                                                  BALANCED SUBACCOUNT                                   BOND SUBACCOUNT

Operations:                            1996              1995             1994              1996             1995              1994
                                       ----              ----             ----              ----             ----              ----

  Net investment income (loss)    $2,504,140        $2,933,071        $1,623,398         $113,928          $184,582         $168,139
  Net realized gain (loss) on
   security transactions             408,100           256,723            99,458           51,143            19,722            2,851
  Net change in unrealized
   appreciation or depreciation
   on investments                  1,724,491         4,759,298        (2,193,746)        (127,295)          326,701        (308,510)
                                 -----------       -----------       -----------       ----------        ----------       ----------
   Change in net assets from
    operations                     4,636,731         7,949,092          (470,890)          37,776           531,005        (137,520)
                                 -----------       -----------       -----------       ----------        ----------       ----------

Capital unit transactions(note 5):
  Proceeds from sale of units     11,796,373        11,658,626        12,682,886          700,575         1,036,840          746,339
  Cost of units repurchased      (10,399,963)       (9,247,633)       (9,582,319)      (2,103,924)       (1,180,288)       (831,337)
                                 -----------       -----------       -----------       ----------        ----------       ----------
   Change in net assets from
    capital unit transactions      1,396,410         2,410,993         3,100,567       (1,403,349)         (143,446)        (84,998)
                                 -----------       -----------       -----------       ----------        ----------       ----------
Increase (decrease) in net
 assets                            6,033,141        10,360,085         2,629,677       (1,365,573)          387,559        (222,518)
Net assets:
  Beginning of period             46,317,575        35,957,490        33,327,813        3,783,096         3,395,537        3,618,055
                                 -----------       -----------       -----------       ----------        ----------       ----------
  End of period                  $52,350,716       $46,317,575       $35,957,490       $2,417,523        $3,783,096       $3,395,537
                                 ===========       ===========       ===========       ==========        ==========       ==========

See accompanying notes to financial statements.

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
                  Years Ended December 31, 1996, 1995, and 1994


                                                MONEY MARKET SUBACCOUNT                            TREASURY 2000 SUBACCOUNT

Operations:                            1996              1995             1994              1996             1995              1994
                                       ----              ----             ----              ----             ----              ----
  Net investment income (loss)       $69,860           $96,543           $56,285          $93,492           $92,878          $85,250
  Net realized gain (loss) on
   security transactions                  --                --                --               --                --               --
  Net change in unrealized
  appreciation or depreciation
  on investments                          --                --                --          (74,946)          161,453        (193,888)
                                   ---------         ---------         ---------        ---------        ----------       ----------
   Change in net assets from
    operations                        69,860            96,543            56,285           18,546           254,331        (108,638)
                                   ---------         ---------         ---------        ---------        ----------       ----------
Capital unit transactions(note 5):
  Proceeds from sale of units      4,325,194         2,156,885         2,460,112          794,517           550,180          558,031
  Cost of units repurchased       (4,801,186)       (3,049,819)       (1,959,931)        (773,892)         (531,450)       (540,474)
                                   ---------         ---------         ---------        ---------        ----------       ----------
   Change in net assets from
   capital unit transactions        (475,992)         (892,934)          500,181           20,625            18,730           17,557
                                   ---------         ---------         ---------        ---------        ----------       ----------
Increase (decrease) in net assets   (406,132)         (796,391)          556,466           39,171           273,061         (91,081)
Net assets:
  Beginning of period              2,133,708         2,930,099         2,373,633        1,544,240         1,271,179        1,362,260
                                   ---------         ---------         ---------        ---------        ----------       ----------
  End of period                   $1,727,576        $2,133,708        $2,930,099       $1,583,411        $1,544,240       $1,271,179
                                   =========         =========         =========        =========        ==========       ==========


                                            INTERNATIONAL STOCK SUBACCOUNT                       WORLD GOVERNMENTS SUBACCOUNT

Operations:                            1996              1995                               1996             1995
                                       ----              ----                               ----             ----
  Net investment income (loss)       $24,921           $(1,492)                           $(2,326)          $18,796
  Net realized gain (loss) on
   security transactions               7,794                29                             (1,108)              721
  Net change in unrealized
  appreciation or depreciation
  on investments                     173,915            22,078                             12,525            (7,679)
                                    --------          --------                           --------          --------
   Change in net assets from
    operations                       206,630            20,615                              9,091            11,838
                                    --------          --------                           --------          --------
Capital unit transactions(note 5):
  Proceeds from sale of units      2,207,995           825,895                            144,986           244,058
  Cost of units repurchased         (559,568)          (94,304)                           (84,667)          (36,981)
                                    --------          --------                           --------          --------
   Change in net assets from
    capital unit transactions      1,648,427           731,591                             60,319           207,077
                                    --------          --------                           --------          --------
Increase (decrease) in net assets  1,855,057           752,206                             69,410           218,915
Net assets:
  Beginning of period                752,206                --                            218,915                --
                                    --------          --------                           --------          --------
  End of period                   $2,607,263          $752,206                           $288,325          $218,915
                                    ========          ========                           ========          ========

See accompanying notes to financial statements.

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statement of Changes in Net Assets
                  Years Ended December 31, 1996, 1995, and 1994


                                              EMERGING GROWTH SUBACCOUNT*

Operations:                                              1996

  Net investment income (loss)                          $5,481
  Net realized gain (loss) on
   security transactions                                11,288
  Net change in unrealized appreciation
   or depreciation on investments                        2,792
                                                     ---------
   Change in net assets from
    operations                                          19,561
                                                     ---------
Capital unit transactions (note 5):
  Proceeds from sale of units                        1,517,927
  Cost of units repurchased                           (346,909)
                                                     ---------
   Change in net assets from capital
    unit transactions                                1,171,018
                                                     ---------
Increase (decrease) in net assets                    1,190,579
Net assets:
  Beginning of period                                       --
                                                     ---------
  End of period                                     $1,190,579
                                                     =========

See accompanying notes to financial statements.
*The data is for the period beginning May 1, 1996 (date of initial activity).

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Account was established as a separate investment account within CUNA Mutual Life Insurance Company, formerly known as Century Life of America, to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.


(2)  Significant Accounting Policies

     Investments

     The Account currently is divided into nine subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFSAE Variable Insurance Trusto, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFSAE Variable Insurance Trusto. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the policies while T. Rowe Price International Fund, Inc., has one and MFSAE Variable Insurance Trusto has two funds available as an investment option. MFSAE Variable Insurance Trusto also has other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     CIMCO Inc. (CIMCO) serves as the investment advisor to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Advisor to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Advisor to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFSAE Variable Insurance Trusto. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis.
     Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account.
     Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed. Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges
     Organization Costs

     CUNA Mutual Life Insurance Company absorbed all organization expenses of the Account.

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy. Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus. Deferred Contingent Sales and Administrative
     Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion. Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses. Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus. Variable Account Charges Mortality and Expense Risk Charge:
     CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of .90 percent of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)  Investment Transactions
     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 1996, was as follows:

           Growth and Income Stock Fund...................... $8,768,688
           Capital Appreciation Stock Fund...................  5,611,300
           Balanced Fund.....................................  7,663,102
           Bond Fund.........................................    510,390
           Money Market Fund.................................  4,001,633
           Treasury 2000 Fund................................      7,021
           International Stock Portfolio.....................  1,794,742
           World Governments Series..........................    110,041
           Emerging Growth*..................................  1,389,798
                                                              ----------
                                                             $29,856,715
                                                              ==========

*The data is for the period beginning May 1, 1996 (date of initial activity).


(5)  Unit Activity from Contract Transactions

     Transactions in units of each subaccount of the Account for the years ended December 31, 1996, 1995, and 1994 were as follows:

                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
                                       Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
     Units outstanding at
       December 31, 1993                      --            612,819           1,310,167             164,733             149,181
     Units sold                          684,909            385,948             502,048              34,868             152,172
     Units repurchased                   (96,408)          (230,900)           (379,178)            (38,726)           (121,966)
                                        --------           --------           ---------            --------            --------
     Units outstanding at
       December 31, 1994                 588,501            767,867           1,433,037             160,875             179,387
     Units sold                          437,510            320,880             420,975              45,571             129,950
     Units repurchased                  (362,742)          (180,926)           (331,119)            (51,065)           (184,225)
                                        --------           --------           ---------             -------            --------
     Units outstanding at
       December 31, 1995                 663,269            907,821           1,522,893             155,381             125,112
     Units sold                          516,098            337,323             375,764              29,061             249,298
     Units repurchased                  (225,833)          (208,539)           (331,106)            (87,030)           (276,956)
                                        --------           --------           ---------             -------            --------
     Units outstanding at
       December 31, 1996                 953,534          1,036,605           1,567,551              97,412              97,454
                                        ========           ========           =========             =======            ========

                                        Treasury          International           World             Emerging
                                          2000                Stock            Governments           Growth
                                       Subaccount          Subaccount          Subaccount          Subaccount*
     Units outstanding at
       December 31, 1993                 189,107                 --                  --                  --
     Units sold                           82,063                 --                  --                  --
     Units repurchased                   (79,423)                --                  --                  --
                                        --------           --------           ---------            --------
     Units outstanding at
       December 31, 1994                 191,747                 --                  --                  --
     Units sold                           74,132             80,023              22,558                  --
     Units repurchased                   (71,746)            (9,147)             (3,339)                 --
                                        --------           --------           ---------             -------
     Units outstanding at
       December 31, 1995                 194,133             70,876              19,219                  --
     Units sold                          102,713            194,181              12,790             151,261
     Units repurchased                  (100,176)           (48,968)             (7,455)            (33,490)
                                        --------           --------           ---------             -------
     Units outstanding at
       December 31, 1996                 196,670            216,089              24,554             117,771
                                        ========           ========           =========             =======

*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                 CAPITAL APPRECIATION STOCK SUBACCOUNT                   GROWTH AND INCOME STOCK SUBACCOUNT
                           1996       1995       1994                             1996       1995       1994       1993       1992
                           ----       ----       ----                             ----       ----       ----       ----       ----
     Net asset value:
     Beginning of period  $13.55     $10.45     $10.00                           $38.09     $29.16     $29.01     $25.73     $24.11
       End of period       16.31      13.55      10.45                            46.07      38.09      29.16      29.01      25.73
     Percentage increase
       in unit value
       during period*      20.4%      29.7%      4.5%                             21.0%      30.6%      0.5%       12.8%      6.7%
     Number of units
       outstanding at
       end of period      953,534    663,269    588,501                         1,036,605   907,821    767,867    612,819    588,841

                                    BALANCED SUBACCOUNT                                      BOND SUBACCOUNT
                           1996       1995       1994       1993       1992       1996       1995       1994       1993       1992
                           ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
     Net  asset value:
    Beginning of period   $30.41     $25.09     $25.44     $23.23     $21.94     $24.35     $21.11     $21.96     $20.35     $19.29
      End of period        33.40      30.41      25.09      25.44      23.23      24.82      24.35      21.11      21.96      20.35
    Percentage increase
      in unit value
      during period*       9.8%       21.2%      -1.4%      9.5%       5.9%       1.9%       15.4%      -3.9%      7.9%       5.5%
    Number of units
      outstanding at
      end of period      1,567,551  1,522,893  1,433,037  1,310,167  1,186,398   97,411     155,381    160,875    164,733    171,276


                                        MONEY MARKET SUBACCOUNT                               TREASURY 2000 SUBACCOUNT
                           1996       1995       1994       1993       1992       1996       1995       1994       1993       1992
                           ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
     Net asset value:
     Beginning of period  $17.05     $16.33     $15.91     $15.67     $15.33      $7.95      $6.63      $7.20      $6.29      $5.88

       End of period       17.73      17.05      16.33      15.91      15.67       8.05       7.95       6.63       7.20       6.29

     Percentage increase
       in unit value
       during period*      4.0%       4.4%       2.6%       1.5%       2.2%       1.3%       19.9%      -7.9%      14.5%      7.0%

     Number of units
       outstanding at
       end of period      97,454     125,112    179,387    149,181    201,170    196,670    194,133    191,747    189,107    186,690

                                    INTERNATIONAL STOCK SUBACCOUNT                          WORLD GOVERNMENTS SUBACCOUNT
                           1996       1995                                        1996       1995
                           ----       ----                                        ----       ----
     Net asset value:
     Beginning of period  $10.61     $10.00                                      $11.39     $10.00

       End of period       12.07      10.61                                       11.74      11.39

     Percentage increase
       in unit value
       during period*      13.7%      6.1%                                         3.1%      13.9%

     Number of units
       outstanding at
       end of period      216,089    70,876                                      24,554     19,219


                                     EMERGING GROWTH SUBACCOUNT**
                           1996
     Net asset value:
     Beginning of period  $10.00

       End of period       10.11

     Percentage increase
       in unit value
       during period*       1.1%

     Number of units
       outstanding at
       end of period      117,771

     For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1996, was 3.8% and the "effective yield" for that period was 3.9%.

*The amount of premium invested in CUNA Mutual Life Variable Account is the amount remaining after the policy charges described in footnote 3 have been deducted. The policy charges have not been taken into account in this calculation. Inclusion of the policy charges would reduce the percentage increase in unit value during the period.

**The data is for the period beginning May 1, 1996 (date of initial activity).

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, Treasury 2000 Subaccount, International Stock Subaccount, World Governments Subaccount , and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Account as of December 31, 1996; the related statements of operations and changes in net assets for each of the years in the three-year (two years for International Stock Subaccount and World Governments Subaccount and eight months for the Emerging Growth Subaccount) period then ended, and the condensed financial information for each of the years in the five-year (three years for Capital Appreciation Stock Subaccount, two years for International Stock Subaccount and World Governments Subaccount, and one year for the Emerging Growth Subaccount) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1996, were verified by audit of the statements of assets and liabilities of the underlying funds of Ultra Series Fund and confirmation with MFS Variable Insurance Trust and T. Rowe Price. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount,
Treasury 2000 Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Account as of December 31, 1996; the results of their operations and changes in their net assets for each of the years in the three-year (two years for International Stock Subaccount and World Governments Subaccount, and eight months for the Emerging Growth Subaccount) period then ended; and the condensed financial information for each of the years in the five-year (three years for Capital Appreciation Stock Subaccount, two years for International Stock Subaccount and World Governments Subaccount, and one year for the Emerging Growth Subaccount) period then ended, in conformity with generally accepted accounting principles.


                                               KPMG PEAT MARWICK LLP

Des Moines, Iowa
February 7, 1997